Shareholder Report, Average Annual Return (Details) 216750_Pacer International Export Leaders ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer International Export Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer International Export Leaders ETF NAV
Average Annual Return, Percent	3.17%
Pacer International Export Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer International Export Leaders Index
Average Annual Return, Percent	3.92%
FTSE Developed ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex US Index
Average Annual Return, Percent	9.63%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	6.72%